UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Secretary & Treasurer
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                August 16, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      28-06287                         ABANCO Investments, Ltd.
      28-03420                         Ashford Capital Management
      28-02635                         Gardner, Russo & Gardner
      28-04558                         Parametric Portfolio Associates
      28-10747                         Lazard Investments LLC

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $1,162
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                    FORM 13F INFORMATION TABLE
                                                       BRANDYWINE MANAGERS
                                                       AS OF JUNE 30, 2004

                                                        Value         Shares or   SH/ PUT/    Investment  Other    Voting Authority
     Name of Issuer       Title of Class   CUSIP      (x$1000)      Prin Amount   PRN CALL    Discretion  Managers Sole  Shared None
ADC TELECOMMUNICATIONS       Common      000886101       35           12,200        SH          Shared      1            12,200
AK STL HLDG CORP             Common      001547108      110           20,875        SH          Shared      1            20,875
ELECTROGLASS INC             Common      285324109       76           14,250        SH          Shared      1            14,250
INFONET SVCS CORP            Class B     45666T106       21           12,050        SH          Shared      1            12,050
JPS INDUSTRIES INC           Common      46624E405       59           17,275        SH          Shared      1            17,275
KCS ENERGY INC               Common      482434206      185           13,890        SH          Shared      1            13,890
LUCENT TECHNOLOGIES INC      Common      549463107       58           15,400        SH          Shared      1            15,400
MILACRON INC                 Common      598709103       55           13,630        SH          Shared      1            13,630
PAXON COMMUNICATIONS CORP    Common      704231109       79           24,235        SH          Shared      1            24,235
PRIMEDIA INC                 Common      74157K101       89           32,085        SH          Shared      1            32,085
SUNTERRA CORP                Common      86787D208      168           13,310        SH          Shared      1            13,310
UNITEDGLOBALCOM              Common      913247508       99           13,704        SH          Shared      1            13,704
VITESSE SEMICONDUCTOR CORP   Common      928497106       52           10,600        SH          Shared      1            10,600
GRACE WR & CO DEL NEW        Common      38388F108       76           12,200        SH          Shared      1            12,200
                                                      1,162





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